Lease financing:	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lease financing:

6.       Lease financing:

Details of the Company’s lease financings are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report and the only new activities during the six-month period ended June 30, 2020 are (i) the repayment of the outstanding amounts under the lease agreements of Star Leo and Star Eleni with CMBL using the amounts drawn under the DSF $55,000 Facility (Note 8) and (ii) the drawdown of $16,983 in aggregate provided by CMBL for the Songa and Delphin Scrubbers. As of June 30, 2020, the Company had an additional $2,727 of available scrubber-related lease financing under the CMBL lease agreements which was drawn in July 2020.

The interest expense on the financial liability related to the Company’s finance leases for the six-month periods ended June 30, 2019 and 2020 was $14,652 and $8,771, respectively, and is included within “Interest and finance costs” in the unaudited interim condensed consolidated statements of operations. As of June 30, 2020, the net book value of the Company’s vessels under lease financing was $707,940, with accumulated amortization of $82,542. Depreciation expense for the bareboat chartered vessels for the six month periods ended June 30, 2019 and 2020 amounted to $12,688 and $15,747, respectively.

In connection with the refinancing of certain lease agreements, the Company incurred expenses of $1,399 and $53 in the six months ended June 30, 2019 and 2020, respectively. In addition, the Company wrote-off unamortized debt issuance costs of $25 and $541 in the six months ended June 30, 2019 and 2020, respectively. In the second half of 2020, such costs were mainly attributable to the refinancing of the lease agreements of Star Leo and Star Eleni with CMBL, discussed above. All amounts are included under “Loss on debt extinguishment,” in the unaudited interim condensed consolidated statements of operations.

The payments required to be made after June 30, 2020, for the outstanding lease financing obligations recognized on the balance sheet (the variable portion of which is based on the 3-month LIBOR of 0.302% as of June 30, 2020), are as follows:

Twelve month periods ending	Amount
June 30, 2021	$56,227
June 30, 2022	55,529
June 30, 2023	54,825
June 30, 2024	58,454
June 30, 2025	47,899
June 30, 2026 and thereafter	124,592
Total bareboat lease minimum payments	$397,526
Unamortized debt issuance costs	(3,021)
Total bareboat lease minimum payments, net	$394,505
Excluding bareboat lease interest	(31,894)
Lease financing – short term	48,178
Lease financing – long term	314,433

 The payments required to be made for the twelve month period ended June 30, 2021 are adjusted pursuant to the new refinancing agreements described in Note 15.